Significant Accounting Policies, Accounting Pronouncements Adopted and Recently Issued Accounting Standards	6 Months Ended
Jun. 30, 2024
Significant Accounting Policies, Accounting Pronouncements Adopted and Recently Issued Accounting Standards [Abstract]
Significant Accounting Policies, Accounting Pronouncements Adopted and Recently Issued Accounting Standards

Note 3 – Significant Accounting Policies, Accounting Pronouncements Adopted and Recently Issued Accounting Standards

A.	Significant Accounting Policies

The significant accounting policies followed in the preparation of these unaudited interim condensed consolidated financial statements are identical to those applied in the preparation of the latest annual financial statements, except for the following:

Restricted deposits

The restricted deposits consist of funds that are contractually restricted as to usage or withdrawal due to guarantees made with regards to lease payments for the Company’s office space.